Other Current Assets (Tables)	12 Months Ended
Dec. 31, 2013
Disclosure Schedule Of Other Current Assets [Abstract]
Schedule of Other Current Assets	Other current assets consisted of:

	As of December 31,
	2013	2012
Prepaid expenses	$187	$174
Sales and use taxes	132	108
Other	136	123
Other current assets	$455	$405